Equity	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Equity

Note 10 - Equity

A.

The Company’s authorized share capital is 1,000,000,000 ordinary shares, with no par value, and 50,000,000 non-voting senior preferred shares, with no par value, divided into 5 classes of 10,000,000 preferred shares in each class.

On August 21, 2020 the ratio between ADSs and shares was changed from 1:1 to 1:10 (each 1 ADS equal 10 shares).

B.	The Company’s share capital

	As of December 31, 2022		As of December, 31, 2021
	Number of shares in thousands
	Authorized	Issued and paid-in	Authorized	Issued and paid-in
Shares, no par value	1,000,000	184,815	1,000,000	178,001
Class A preferred shares, no par value	10,000	-	10,000	-
Class B preferred shares, no par value	10,000	-	10,000	-
Class C preferred shares, no par value	10,000	-	10,000	-
Class D preferred shares, no par value	10,000	-	10,000	-
Class E preferred shares, no par value	10,000	-	10,000	-

C.	Changes in share capital during the year

	For the year ended December 31
	2022	2021	2020
	Number of ADSs in thousands
Issued as at January 1	17,800	17,211	1,956
Issuance of ADSs (See D below)	544	126	8,573
Vesting of RSUs	138	163	7
Exercise of warrants	-	300	6,675

Issued as at December 31	18,482	17,800	17,211

D.	Financing rounds

1.

On June 9, 2021, the Company entered into sales agreement with Jefferies LLC, for the sale of ADSs. In accordance with the terms of the sales agreement, the company may offer and sell ADSs having an aggregate offering price of up to $50,000,000 from time to time through Jefferies, acting as the company’s agent. During November and December 2021 the Company sold, under the sales agreement 126,160 ADSs under an “at-the-market” equity offering program (“ATM program”) at an average price of $4.46 per ADS. The Company raised USD 0.56 million gross (approximately USD 0.54 million net of placement agent fees).

During 2022 the Company sold, under the sales agreement 543,400 ADSs at an average price of $2.65 per ADS. The Company raised USD 1.49 million gross (approximately USD 1.44 million net of placement agent fees).

On June 25, 2020, in a registered direct offering on the NASDAQ, the Company raised USD 35 million gross (approximately USD 30.7 million net of placement agent fees including non- cash fees and other offering related expenses). In this registered direct offering, the Company issued an aggregate of 3,888,889 ADSs at a purchase price of USD 9 per ADS that were recorded in equity in the amount of USD 19,201 thousand net of issuance expenses. The Company also agreed to issue to the investors registered warrants to purchase up to an aggregate of 1,944,444 ADSs (hereinafter the “June 2020 warrants”) that were recorded in receipts on account of warrants at a value of USD 11,472 thousand net of issuance expenses. The registered June 2020 warrants have a term of 5 years and are exercisable immediately and have an exercise price of USD 9 per ADS. During 2021, 300 thousand warrants were exercised.

In addition, the Company issued to the placement agent (or its designees) registered compensation warrants to purchase up to 194,443 ADSs at a value of USD 1,199 thousand which is included in the net amount raised above, at an exercise price of USD 11.25 per ADS. The registered placement agent warrants are immediately exercisable and have a term of 5 years from the date of the effective date of the offering.

On May 8, 2020, in a registered direct offering on the NASDAQ, the Company raised USD 10 million gross (approximately USD 8.4 million net of placement agent fees including non- cash fees and other offering related expenses). In this registered direct offering, the Company issued an aggregate of 2,500,000 ADSs at a purchase price of USD 4 per ADS that were recorded in equity in the amount of USD 709 thousand net of issuance expenses. The Company issued to the investors unregistered warrants to purchase up to an aggregate of 2,500,000 ADSs (hereinafter the “May 2020 warrants”). These May 2020 warrants have a term of 5.5 years, are exercisable immediately and have an exercise price of USD 4 per ADS.

The warrants were considered a derivative instrument (due to a cashless exercise feature), and were recorded as a liability in the amount of USD 9,157 thousand. On July 17, 2020 the warrants were listed for trading, and, as a result the cashless feature expired. Therefore, the Company reclassified the warrants to equity according to the warrants fair value on the listing date. The changes in the warrants fair value was recorded as financial expenses. The warrants fair value on the listing date was USD 16,403 thousand.

In addition, the Company issued to the placement agent (or its designees) compensation warrants to purchase up to 175,000 ADSs at a value of USD 559 thousand which is included in the net amount raised above, at an exercise price of USD 5 per ADS. The placement agent warrants are immediately exercisable and have a term of 5 years from the date of the effective date of the offering.

On April 19, 2020, the Company entered into warrant exercise letters, with certain institutional investors holding the March 2020 warrants (as detailed below) to purchase an aggregate of up to 2 million of the Company’s ADSs, at an exercise price of USD 3.25 per ADS. The holders agreed to exercise their March 2020 warrants in full, for gross proceeds of approximately USD 6.5 million (approximately USD 5.4 million net of placement agent fees including non- cash fees and other offering related expenses). In exchange for exercising the warrants the Company issued an aggregate of 2 million ADS, that were recorded in equity in the amount of USD 3,170 thousand.

Under the exercise agreement, the Company also issued to the holders, in a private placement, new unregistered warrants to purchase up to an aggregate of 2.2 million ADSs at an exercise price of USD 3.25 per ADS (hereinafter the “new April 2020 warrants”). The new April 2020 warrants were exercisable immediately and had an exercise period of 5.5 years from the date of the issuance.

The warrants were considered a derivative instrument (due to a cashless exercise feature) and were recorded as a liability in the amount of USD 5,283 thousand. On May 20, 2020 the warrants were listed for trading, and, as a result the cashless feature expired. Therefore, the Company reclassified the warrants to equity according to the warrants fair value on the listing date. The changes in the warrants fair value was recorded as financial expenses. The warrants fair value on the listing date was USD 10,982 thousand.

In addition, the Company issued to the placement agent (or its designees) warrants to purchase up to 140,000 ADSs at a value of USD 315 thousand which is included in the net amount raised above, which have the same terms as the new April 2020 warrants except for an exercise price of USD 4.0625 per ADS.

On March 16, 2020, in a public offering on the NASDAQ, the Company raised USD 6 million gross (approximately USD 4.6 million net of placement agent fees including non- cash fees and other offering related expenses). In this public offering, the Company issued an aggregate of 962,000 ADS that were recorded in equity in the amount of USD 1,674   thousand gross and 1,038,000 pre-funded warrants which were immediately exercised (an exercise price of USD 0.001 per each ADS) and which were recorded in receipts on account of warrants in the amount of USD 1,806 thousand gross, and warrants to purchase an aggregate of up to 2,000,000 ADSs (hereinafter the “March 2020 warrants”) that were recorded in receipts on account of warrants in the amount of USD 2,520 thousand gross. The March 2020 warrants were exercisable at an exercise price of USD 3.25 per ADS and had a term of exercise period of 5 years from the date of the issuance.

In addition, the Company issued to the placement agent (or its designees) warrants to purchase up to 140,000 ADSs at a value of USD 241 thousand which is included in the net amount raised above. The placement agent warrants are exercisable at an exercise price of USD 3.75 per ADS and will terminate on March 12, 2025.

129,861 ADSs were issued in connection with the 2020 transactions to a former placement agent and its cost is included in the net amounts raised above.

E.	Other equity transactions

	1.	During 2022, the Company issued 1,380 thousand ordinary shares on account of vested RSUs granted in 2020 and 2021 to officers, board members and employees.

	2.	During 2021, the Company issued 1,634 thousand ordinary shares on account of vested RSUs granted in 2020 to officers, board members and employees.

	3.	During 2020, the Company issued 11 thousand ordinary shares on account of vested RSUs granted in 2017 and 2018 and 54 thousand fully vested RSUs were granted to an officer, See also Note 11A.

	4.	During 2020, 6,675 thousand warrants, issued in March- June 2020, were exercised into 56,366 thousand ordinary shares. Subsequently, an amount of USD 23,780 thousand was recorded to share premium against receipts on accounts of warrants.

	5.	During 2020 the Company acquired 100% of FameWave Ltd for equity, See Note 5B.

F.	Non-controlling interests

The following table summarizes the information relating to Tyrnovo that has non-controlling interests of 1.53%, before any intra-group eliminations:

	December 31 2022	December 31 2021
TyrNovo Ltd.	in USD thousands

Non-current assets	10	11
Current assets	428	976
Current liabilities	(17,240)	(11,806)
Net assets	(16,802)	(10,819)
Net assets attributable to non-controlling interests	(258)	(166)
Loss for the year	5,983	5,467
Loss allocated to non-controlling interests	92	84